Servicing Rights	9 Months Ended
Sep. 30, 2016
Servicing Rights
Servicing Rights

Note 10 - Servicing rights

The Company performs servicing activities for third-parties which primarily include collecting principal, interest and other payments from borrowers, remitting the corresponding payments to investors and monitoring delinquencies. The Company’s servicing fees are specified by Pooling and Servicing Agreements. The Company earned gross servicing fees of $2.8 million and $8.9 million for the three and nine months ended September 30, 2016, respectively.  The Company earned gross servicing fees of $3.2 million and $10.1 million for the three and nine months ended September 30, 2015, respectively.

Servicing rights are carried at the lower of cost or amortized cost. The Company estimates the fair value of servicing rights carried at amortized cost using a combination of internals models and data provided by third-party valuation experts. The assumptions used in our internal valuation include the speed at which the mortgages prepay, cost of servicing, discount rate and probability of default.

The Company’s models calculate the present value of expected future cash flows utilizing assumptions that we believe are used by market participants. We derive prepayment speeds, default assumptions and discount rate from historical experience adjusted for prevailing market conditions. Components of the estimated future cash flows include servicing fees, late fees, other ancillary fees and cost of servicing.

The significant assumptions used in the September 30, 2016 valuation of the Company’s servicing rights carried at amortized cost include:

•	Forward prepayment assumptions ranging from 2.4% to 19.9% (weighted average of 13.9%) depending on the servicing rights pool
•	Forward default assumptions ranging from 0.0% to 10.7% (weighted average of 1.0%) depending on the servicing rights pool
•	Discount rate of 12.0%
•	Servicing expense ranging from 0.2% to 0.4% (weighted average of 0.3%) depending on the servicing rights pool.

The significant assumptions used in the December 31, 2015 valuation of the Company’s servicing rights carried at amortized cost include:

•	Forward prepayment assumptions ranging from 6.0% to 24.0% (weighted average of 13.6%) depending on the servicing rights pool
•	Forward default assumptions ranging from 0.0% to 2.4% (weighted average of 0.6%) depending on the servicing rights pool
•	Discount rates ranging from 12.0% to 15.0% (weighted average of 12.1%) depending on the servicing rights pool
•	Servicing expenses ranging from 0.2% to 0.4% (weighted average of 0.4%) depending on the servicing rights pool

These assumptions can change between and at each reporting period as market conditions and projected interest rates change.

Loans serviced for others are not included in the consolidated balance sheets. The unpaid principal balance of loans serviced for others was $719.4 million and $927.9 million at September 30, 2016 and December 31, 2015, respectively.

The following table presents information about the Company’s servicing rights:

	Three Months Ended September 30,		Nine Months Ended September 30,
(In Thousands)	2016	2015	2016	2015
Beginning net carrying amount	$24,390	$33,141	$27,250	$36,725
Additions due to loans sold, servicing retained	811	—	2,180	—
Amortization	(1,597)	(1,353)	(4,333)	(4,333)
Impairment	(253)	(1,502)	(1,746)	(2,106)
Ending net carrying value	$23,351	$30,286	$23,351	$30,286

The estimated future amortization expense for the servicing rights is expected to be as follows:

(In Thousands)	September 30, 2016	December 31, 2015
2016	$1,306	$5,508
2017	4,643	4,604
2018	3,828	3,832
2019	3,142	3,169
2020	2,562	2,596
2021	2,070	2,098
Thereafter	5,800	5,443
Total	$23,351	$27,250

The following table reflects the possible impact of 10% and 20% adverse changes to key assumptions on the carrying amount of the servicing rights.

(In Thousands)	September 30, 2016	December 31, 2015
Default rate
10% adverse change	$(11)	$(9)
20% adverse change	(22)	(17)
Prepayment rate
10% adverse change	(704)	(854)
20% adverse change	(1,367)	(1,660)
Discount rate
10% adverse change	(611)	(745)
20% adverse change	(1,187)	(1,446)